As filed with the Securities and Exchange Commission on October 28, 2025

Registration No.	333-233839
811-06032

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 9

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 428

SEPARATE ACCOUNT VA B
(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY
(Name of Depositor)

6400 C Street SW
Cedar Rapids, IA 52499
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number: (319)355-8511

Brian Stallworth, Esquire
Transamerica Life Insurance Company
c/o Office of the General Counsel
6400 C Street SW
Cedar Rapids, IA 52499

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☑	on November 3, 2025, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective Amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐	If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☑	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Registrant is filing this post-effective amendment (the “Amendment”) for the sole purpose of supplementing the Prospectus dated May 1, 2025, for the Transamerica I-Share II Variable Annuity Registration Statement. The Amendment is not intended to amend or delete any part of Part A or Part B to the Registration Statement, except as specifically noted herein. Parts A and B included in Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-233839) are hereby incorporated by reference to the extent required by applicable law. A new Part C is included in the Amendment.

Transamerica B-Share Variable Annuity	Transamerica AxiomSM III Variable Annuity
Transamerica I-Share II Variable Annuity	Transamerica Principium IVSM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

and

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated October 28, 2025

to the

Prospectus dated May 1, 2025

Addition of New Subaccount. On or about November 3, 2025, the Putnam VT International Value Fund Subaccount will be made available as a new subaccount under the Contract. The Putnam VT International Value Fund Subaccount invests in the Putnam Variable Trust Class IB shares (“Putnam VT International Value Fund”). The fund is advised by Putnam Investment Management, LLC and subadvised by Franklin Advisers, Inc. The fund’s principal investment objective is to seek capital growth, with current income as a secondary objective.

Effective on or about November 3, 2025, the following updates will be made:

•	The Fund Facilitation Fee table of Note 5 Base Contract Expenses in the Notes to Fee Table is revised to reflect the following addition to the investment options:
Portfolio Companies	Annualized Fee %
Putnam VT International Value Fund – Class IB	0.15%

• The Appendix: Investment Options Available Under the Policy is revised to reflect the following addition to the investment options:

Investment Objective	Underlying Fund Portfolio and (1) Adviser/Sub-adviser			Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/24)
		Current Expenses	Platform Charges		1 year	5 years	10 years
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund – Class IB Advised by: Putnam Investment Management, LLC, Subadvised by: Franklin Advisers, Inc.	1.07%	0.15%	1.22%	5.21%	6.81%	5.46%

• The Appendix: Designated Investment Options is revised to reflect the following addition to the designated investment options:

	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® 1.2 Rider	Retirement Income Choice® 1.7 Rider	Retirement Income Choice® 1.7 Rider
Subaccounts				Prior to 9/1/2020 Group A, B or C	9/1/2020 and After Group A, B or C
Putnam VT International Value Fund – Class IB	√	√			A

•	The Appendix: Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Investment Options is revised to reflect the following addition to the rider investment options:
	Select Investment Options	Flexible Investment Options
Subaccounts
Putnam VT International Value Fund – Class IB		√

This Supplement updates certain information in the above referenced Prospectus. Except as indicated in this Supplement, all other information included in the Prospectus remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the applicable Prospectus.

Please read this Supplement carefully and retain it for future reference.

PART C

OTHER INFORMATION

Item 27. Exhibits

Exhibit No	Description
(a)	Board of Directors Resolution
(a)(1)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 1
(b)	Custodian Agreements. Not applicable
(c)	Underwriting Contracts
(c)(1)	Amended and restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and Transamerica Capital, Inc. Note 13
(d)	Contracts
(d)(1)	Policy. Note 31
(d)(2)	Policy Rider (Transamerica Principal Optimizer). Note 28
(d)(3)	Policy Rider (Retirement Income Max 1.2 Compounding). Note 28
(d)(4)	Policy Rider (Retirement Income Choice 1.7 Simple Enhanced). Note 28
(d)(5)	Policy Rider (Retirement Income Choice 1.7 Simple Non-Enhanced). Note 28
(d)(6)	Policy Rider (Transamerica Income Edge 1.2). Note 28
(e)	Applications
(e)(1)	Application. Note 28
(f)	Depositor’s Certificate of Incorporation and By-laws
(f)(1)	Articles of Incorporation of Transamerica Life Insurance Company. Note 2
(f)(2)	Bylaws of Transamerica Life Insurance Company. Note 2
(g)	Reinsurance Contracts - Not applicable.
(h)	Participation Agreements
(h)(1)	Participation Agreement (AllianceBernstein). Note 3
(h)(1)(i)	Amendment No. 1 to Participation Agreement (AllianceBernstein). Note 4
(h)(1)(ii)	Amendment No. 5 to Participation Agreement (AllianceBernstein). Note 5
(h)(1)(iii)	Amendment No. 11 to Participation Agreement (AllianceBernstein). Note 6
(h)(1)(iv)	Amendment No. 13 to Participation Agreement (AllianceBernstein). Note 17
(h)(1)(v)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 19
(h)(1)(vi)	Amended Schedule A to Participation Agreement dated May 1, 2017 (AllianceBernstein). Note 24
(h)(1)(vii)	Amended Schedule A to Participation Agreement dated May 1, 2020 (AllianceBernstein). Note 29
(h)(1)(viii)	Amendment No. 14 to Participation Agreement (AllianceBernstein). Note 33
(h)(1)(ix)	Amendment No. 15 to Participation Agreement (AllianceBernstein). Note 34
(h)(2)	Participation Agreement (American Funds). Note 7
(h)(2)(i)	Amendment No. 2 to Participation Agreement (American Funds). Note 7
(h)(2)(ii)	Amendment No. 6 to Participation Agreement (American Funds). Note 1
(h)(2)(iii)	Amendment No. 8 to Participation Agreement (American Funds). Note 16
(h)(2)(iv)	Amendment No. 9 to Participation Agreement (American Funds). Note 18
(h)(2)(v)	Amendment No. 10 to Participation Agreement (American Funds). Note 22
(h)(2)(vi)	Amendment No. 11 to Participation Agreement (American Funds). Note 24
(h)(2)(vii)	Amendment No. 12 to Participation Agreement (American Funds). Note 29
(h)(2)(viii)	Amendment No. 13 to Participation Agreement (American Funds). Note 33
(h)(2)(ix)	Amendment No. 14 to Participation Agreement (American Funds). Note 34
(h)(3)	Amended and Restated Participation Agreement (Fidelity). Note 8

(h)(3)(i)	Amendment No. 7 to Participation Agreement (Fidelity). Note 12
(h)(3)(ii)	Summary Prospectus Agreement (Fidelity). Note 1
(h)(3)(iii)	Amendment No. 8 to Participation Agreement (Fidelity). Note 1
(h)(3)(iv)	Amended Schedule A to Participation Agreement dated May 1, 2017 (Fidelity). Note 24
(h)(3)(v)	Amended Schedule A to Participation Agreement dated May 1, 2020 (Fidelity). Note 29
(h)(3)(vi)	Amendment No. 9 to Participation Agreement (Fidelity). Note 33
(h)(3)(vii)	Amendment No. 10 to Participation Agreement (Fidelity). Note 34
(h)(4)	Participation Agreement (GE). Note 7
(h)(4)(i)	Amendment No. 1 to Participation Agreement (GE). Note 6
(h)(4)(ii)	Amendment No. 2 to Participation Agreement (GE). Note 14
(h)(4)(iii)	Amendment No. 3 to Participation Agreement (GE/SSGA). Note 26
(h)(4)(iv)	Amendment No. 5 to Participation Agreement (GE/SSGA). Note 33
(h)(4)(v)	Amendment No. 6 to Participation Agreement (GE/SSGA). Note 34
(h)(5)	Amended and Restated Participation Agreement (TST). Note 13
(h)(5)(i)	Amendment No. 1 to Participation Agreement (TST). Note 14
(h)(5)(ii)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 15
(h)(5)(iii)	Amended Schedule A to Participation Agreement dated October 31, 2013 (TST). Note 16
(h)(5)(iv)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 17
(h)(5)(v)	Amended No. 2 to Participation Agreement (TST). Note 18
(h)(5)(vi)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 19
(h)(5)(vii)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 20
(h)(5)(viii)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 21
(h)(5)(ix)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 21
(h)(5)(x)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 21
(h)(5)(xi)	Amended Schedule A to Participation Agreement dated December 16, 2016 (TST). Note 23
(h)(5)(xii)	Amended Schedule A to Participation Agreement dated May 1, 2017 (TST). Note 24
(h)(5)(xiii)	Amended Schedule A to Participation Agreement dated September 29, 2017 (TST). Note 26
(h)(5)(xiv)	Amended Schedule A to Participation Agreement dated May 1, 2020 (TST). Note 29
(h)(5)(xv)	Amended Schedule A to Participation Agreement dated May 1, 2023 (TST). Note 33
(h)(5)(xvi)	Amendment No. 3 to Participation Agreement (TST). Note 33
(h)(5)(xvii)	Amendment No. 4 to Participation Agreement (TST). Note 34
(h)(5)(xviii)	Amended Schedule A to Participation Agreement dated May 1, 2024 (TST). Note 34
(h)(6)	Participation Agreement (Vanguard). Note 9
(h)(6)(i)	Seventh Amendment to Participation Agreement (Vanguard). Note 11
(h)(6)(ii)	Eighth Amendment to Participation Agreement (Vanguard). Note 11
(h)(6)(iii)	Ninth Amendment to Participation Agreement (Vanguard). Note 17
(h)(6)(iv)	Amended Schedule A to Participation Agreement dated May 1, 2017 (Vanguard). Note 25
(h)(6)(v)	Amended Schedule A to Participation Agreement dated September 22, 2017 (Vanguard). Note 27
(h)(6)(vi)	Revised Schedule A to Participation Agreement dated October 28, 2019 (Vanguard). Note 30
(h)(6)(vii)	Amended Schedule A to Participation Agreement dated January 13, 2020 (Vanguard). Note 30
(h)(6)(vii)	Amendment No. 10 to Participation Agreement (Vanguard). Note 33
(h)(6)(viii)	Amendment No. 11 to Participation Agreement (Vanguard). Note 33
(h)(7)	Participation Agreement (Wanger). Note 10
(h)(8)	Participation Agreement (DFA). Note 32
(h)(8)(i)	Amendment to Participation Agreement (DFA). Note 32
(h)(8)(ii)	Amendment No. 4 to Participation Agreement (DFA). Note 33
(h)(8)(iii)	Amendment No. 5 to Participation Agreement (DFA). Note 34
(i)	Administrative Contracts. Not applicable.

(j)	Other Material Contracts. Not applicable.
(k)	Legal Opinion. Opinion and Consent of Counsel. Note 35
(l)	Other Opinions. Consent of Independent Registered Public Accounting Firm. Note 35
(l)(i)	Other Opinions. Consent of Independent Registered Public Accounting Firm. Note 35
(m)	Omitted Financial Statements. Not applicable
(n)	Initial Capital Agreements. Not applicable
(o)	Not applicable.
(p)	Powers of Attorney. Note 35
(p)(i)	Resolution of the Board of Directors Authorizing the Principal Executive Officer to sign on behalf of Transamerica Life Insurance Company pursuant to power of attorney. Note 34
(101)	Inline Interactive Data File
(101.INS)	Interactive Data File
(101.SCH)	XBRL Taxonomy Extension Schema

Note 1.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-185573) filed on December 20, 2012.
Note 2.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.
Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) filed on April 28, 2000.
Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-7509) filed on January 18, 2002.
Note 5.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-125817) filed on August 29, 2005.
Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-125817) filed on October 7, 2011.
Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 47 to Form N-4 Registration Statement (File No. 33-33085) filed on November 19, 2009.
Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-125817) filed on April 27, 2006.
Note 9.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-109579) filed on January 16, 2004.
Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-62738) filed on October 11, 2002.
Note 11.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-186031) filed on January 15, 2013.
Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 333-125817) filed on September 10, 2012.
Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 333-187913) filed on April 15, 2013.
Note 14.	Incorporated herein by reference to the Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.
Note 15.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on October 2, 2013.
Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186031) filed on February 21, 2014.
Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186031) filed on April 29, 2014.
Note 18.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.
Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-186031) filed on April 24, 2015.
Note 20.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186029) filed on October 13, 2015.
Note 21.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-186031) filed on April 27, 2016.
Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-189435) filed on August 8, 2016.

Note 23.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-215598) filed on January 18, 2017.
Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2017.
Note 25.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-186031) filed on April 24, 2017.
Note 26.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-185573) filed on April 30, 2018.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-186031) filed on April 30, 2018.
Note 28.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-233839) filed on September 19, 2019.
Note 29.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-238763) filed on May 29, 2020.
Note 30.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-233812) filed on April 29, 2020.
Note 31.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-233839) filed on April 28, 2021.
Note 32.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-233812) filed on September 18, 2019.
Note 33.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-233839) filed on April 26, 2024.
Note 34.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-233839) filed on April 28, 2025.
Note 35.	Filed Herewith.

Item 28. Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Jamie Ohl	Director and President
1801 California St. Suite 5200
Denver, CO 80202

Bonnie T. Gerst	Director, Chairman of the Board and Senior Vice President, Financial Assets
6400 C Street SW
Cedar Rapids, Iowa 52499

Andrew S. Williams	Director, General Counsel, Secretary and Senior Vice President
100 Light Street
Baltimore, MD 21202

Maurice Perkins	Director, Chief Corporate Affairs Officer
100 Light Street
Baltimore, MD 21202

Matt Keppler	Director, Chief Financial Officer, Executive Vice President and Treasurer
100 Light Street
Baltimore, MD 21202

Chris Giovanni	Director, Chief Strategy & Development Officer and Senior Vice President
100 Light Street
Baltimore, MD 21202

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.

As of December 31, 2024, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage owner ship of voting securities giving rise to the control relationship

Company Name	Immediate Parent Ownership %	Parent	State/Country
239 West 20th Street, LLC	100%	Yarra Rapids, LLC	DE, USA
25 East 38th Street, LLC	100%	Yarra Rapids, LLC	DE, USA
313 East 95th Street, LLC	100%	Yarra Rapids, LLC	DE, USA
319 East 95th Street, LLC	100%	Yarra Rapids, LLC	DE, USA
Administrative Group, LLC	100%	AUSA Holding, LLC	IA, USA
ADMS Global Services (Thailand) Limited	47.37%	AEGON DMS Holding B.V.	Thailand
AEGON Administracion y Servicios Aie	Other Manner of Control	Aegon Iberia Holding BV, Sucursal en España	Spain
AEGON Administracion y Servicios Aie	100%	AEGON España, S.A.U. de Seguros y Reaseguros	Spain
AEGON Administracion y Servicios Aie	Other Manner of Control	Aegon Mediacion S.L.U.	Spain
AEGON Administracion y Servicios Aie	Other Manner of Control	SANTANDER GENERALES SEGUROS Y REASEGUROS, S.A.	Spain
AEGON Administracion y Servicios Aie	Other Manner of Control	SANTANDER VIDA SEGUROS Y REASEGUROS, S.A.	Spain
AEGON Administracion y Servicios Aie	Other Manner of Control	Serenitas, S.L.U.	Spain
AEGON Administracion y Servicios Aie	Other Manner of Control	AEGON SANTANDER PORTUGAL NÃO VIDA - COMPANHIA DE SEGUROS S.A.	Spain
AEGON Administracion y Servicios Aie	Other Manner of Control	AEGON SANTANDER PORTUGAL VIDA - COMPANHIA DE SEGUROS DE VIDA S.A.	Spain
AEGON Affordable Housing Debt Fund I, LLC	Other Manner of Control	AHDF Manager I, LLC	DE, USA
AEGON Affordable Housing Debt Fund I, LLC	5%	Transamerica Life Insurance Company	DE, USA
AEGON AM Funds, LLC	100%	AEGON USA Investment Management, LLC	DE, USA
Aegon AM Private Equity Partners I, LLC	100%	AEGON USA Investment Management, LLC	DE, USA
Aegon AM Private Equity Partners II, LLC	100%	AEGON USA Investment Management, LLC	DE, USA
AEGON Asia B.V.	100%	AEGON International B.V.	Netherlands
Aegon Asset Management (Asia) Limited	100%	AEGON Asset Management Holding B.V.	Hong Kong
AEGON Asset Management Holding B.V.	100%	Aegon Ltd.	Netherlands
AEGON Asset Management Hungary B.V.	100%	AEGON Asset Management Holding B.V.	Netherlands

Aegon Asset Management Limited	100%	Aegon Asset Management UK plc	United Kingdom
Aegon Asset Management Pan-Europe B.V.	100%	AEGON Asset Management Holding B.V.	Netherlands
Aegon Asset Management UK Holdings Limited	100%	AEGON Asset Management Holding B.V.	United Kingdom
Aegon Asset Management UK plc	100%	Aegon Asset Management UK Holdings Limited	United Kingdom
AEGON Brazil Holding B.V.	100%	AEGON International B.V.	Netherlands
AEGON Brazil Holding II B.V.	100%	AEGON International B.V.	Netherlands
AEGON CEE B.V.	100%	Aegon Ltd.	Netherlands
Aegon Community Investments 50, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 51, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 52, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 53, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 54, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 55, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 56, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 57, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 58, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 59, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 60, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 61, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 62, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 63, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 64, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 65, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 66, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 67, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 68, LLC	100%	Transamerica Life Insurance Company	DE, USA
Aegon Community Investments 69, LLC	100%	Transamerica Life Insurance Company	DE, USA
AEGON Corporate Center B.V.	100%	Aegon Ltd.	Netherlands
AEGON Custody B.V.	100%	AEGON Asset Management Holding B.V.	Netherlands
AEGON Derivatives N.V.	100%	Aegon Ltd.	Netherlands
AEGON Digital Investments Holding B.V.	100%	Aegon Ltd.	Netherlands
AEGON Direct Marketing Services International, LLC	100%	AUSA Holding, LLC	MD, USA
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Other Manner of Control	AEGON DMS Holding B.V.	Mexico
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	100%	AEGON Mexico Holding B.V.	Mexico
AEGON Direct Marketing Services Mexico, S.A. de C.V.	5.82%	AEGON DMS Holding B.V.	Mexico
AEGON Direct Marketing Services Mexico, S.A. de C.V.	92.96%	AEGON Mexico Holding B.V.	Mexico
AEGON Direct Marketing Services, Inc.	100%	Transamerica Life Insurance Company	MD, USA
AEGON DMS Holding B.V.	100%	AEGON International B.V.	Netherlands
AEGON EDC Limited	100%	Aegon Ltd.	United Kingdom
Aegon Employees Netherlands B.V.	100%	AEGON Europe Holding B.V.	Netherlands
Aegon Energy Management, LLC	100%	AEGON USA Realty Advisors, LLC	DE, USA
AEGON España, S.A.U. de Seguros y Reaseguros	100%	Aegon Iberia Holding BV, Sucursal en España	Spain
AEGON Europe Holding B.V.	100%	Aegon Ltd.	Netherlands
AEGON Financial Services Group, Inc.	100%	Transamerica Life Insurance Company	MN, USA
AEGON Funding Company LLC	100%	Transamerica Corporation	DE, USA
Aegon Global Services, LLC	100%	Commonwealth General Corporation	IA, USA
AEGON Growth Capital Fund I C.V.	100%	AEGON Growth Capital Fund I GP B.V.	Netherlands
AEGON Growth Capital Fund I GP B.V.	100%	AEGON Digital Investments Holding B.V.	Netherlands
AEGON Growth Capital Management B.V.	100%	Aegon Ltd.	Netherlands
AEGON Iberia Holding B.V.	100%	Aegon Ltd.	Netherlands
Aegon Iberia Holding BV, Sucursal en España	100%	AEGON Iberia Holding B.V.	Spain
AEGON India Holding B.V.	100%	AEGON International B.V.	Netherlands
Aegon Insights (Thailand) Limited	Other Manner of Control	Aegon Insights Limited	Thailand
Aegon Insights (Thailand) Limited	100%	Transamerica International Direct Marketing Consultants, LLC	Thailand
Aegon Insights Australia Pty Limited	100%	Transamerica Direct Marketing Asia Pacific Pty. Ltd.	Australia
Aegon Insights Limited	100%	AEGON DMS Holding B.V.	Hong Kong
AEGON Institutional Markets, Inc.	100%	Commonwealth General Corporation	DE, USA
AEGON International B.V.	100%	Aegon Ltd.	Netherlands
AEGON Investment Management B.V.	100%	AEGON Asset Management Holding B.V.	Netherlands
AEGON Investment Solutions - Nominee 1 (Gross) Ltd.	100%	AEGON UK plc	United Kingdom
AEGON Investment Solutions - Nominee 2 (Net) Ltd.	100%	AEGON UK plc	United Kingdom
AEGON Investment Solutions - Nominee 3 (ISA) Ltd.	100%	AEGON UK plc	United Kingdom
AEGON Investment Solutions Ltd.	100%	Aegon UK Investment Holdings Limited	United Kingdom
Aegon Investments Limited	100%	Aegon UK Investment Holdings Limited	United Kingdom
Aegon LIHTC Fund 50, LLC	51.01%	Aegon LIHTC Fund 63, LLC	DE, USA
Aegon LIHTC Fund 51, LLC	0.01%	Aegon Community Investments 51, LLC	DE, USA
Aegon LIHTC Fund 52, LLC	0.01%	Aegon Community Investments 52, LLC	DE, USA
Aegon LIHTC Fund 52, LLC	1%	Transamerica Life Insurance Company	DE, USA
Aegon LIHTC Fund 52, LLC	10.81%	Transamerica Financial Life Insurance Company	DE, USA

Aegon LIHTC Fund 54, LLC	Other Manner of Control	Aegon Community Investments 54, LLC	DE, USA
Aegon LIHTC Fund 55, LLC	2.82%	Transamerica Life Insurance Company	DE, USA
Aegon LIHTC Fund 57, LLC	0.01%	Aegon Community Investments 57, LLC	DE, USA
Aegon LIHTC Fund 58, LLC	0.01%	Aegon Community Investments 58, LLC	DE, USA
Aegon LIHTC Fund 58, LLC	2.92%	Transamerica Life Insurance Company	DE, USA
Aegon LIHTC Fund 60, LLC	Other Manner of Control	Aegon Community Investments 60, LLC	DE, USA
Aegon LIHTC Fund 62, LLC	0.01%	Aegon Community Investments 62, LLC	DE, USA
Aegon LIHTC Fund 63, LLC	Other Manner of Control	Aegon Community Investments 63, LLC	DE, USA
Aegon LIHTC Fund 64, LLC	Other Manner of Control	Aegon Community Investments 64, LLC	DE, USA
Aegon LIHTC Fund 65, LLC	0.01%	Aegon Community Investments 65, LLC	DE, USA
Aegon LIHTC Fund 66, LLC	0.01%	Aegon Community Investments 66, LLC	DE, USA
Aegon LIHTC Fund 67, LLC	Other Manner of Control	Aegon Community Investments 67, LLC	DE, USA
Aegon LIHTC Fund 68, LLC	100%	Aegon Community Investments 68, LLC	DE, USA
Aegon LIHTC Fund 69, LLC	100%	Aegon Community Investments 69, LLC	DE, USA
AEGON Managed Enhanced Cash, LLC	62.09%	Transamerica Life Insurance Company	DE, USA
AEGON Managed Enhanced Cash, LLC	37.90%	Transamerica Life Insurance Company	DE, USA
AEGON Management Company	100%	Transamerica Corporation	IN, USA
Aegon Mediacion S.L.U.	100%	AEGON España, S.A.U. de Seguros y Reaseguros	Spain
AEGON Mexico Holding B.V.	100%	AEGON DMS Holding B.V.	Netherlands
Aegon Opportunity Zone Fund Joint Venture 1, LP	0.16%	Aegon OZF Investments 1, LLC	DE, USA
Aegon OZF Investments 1, LLC	100%	AEGON USA Realty Advisors, LLC	DE, USA
AEGON Pension Trustee Limited	100%	AEGON UK plc	United Kingdom
AEGON SANTANDER PORTUGAL NÃO VIDA - COMPANHIA DE SEGUROS S.A.	51%	AEGON Iberia Holding B.V.	Portugal
AEGON SANTANDER PORTUGAL VIDA - COMPANHIA DE SEGUROS DE VIDA S.A.	51%	AEGON Iberia Holding B.V.	Portugal
AEGON SIPP GUARANTEE NOMINEE LIMITED	100%	AEGON UK plc	United Kingdom
Aegon SIPP Nominee 2 Ltd.	100%	AEGON UK plc	United Kingdom
AEGON SIPP Nominee Ltd.	100%	AEGON UK plc	United Kingdom
AEGON Taiwan Holding B.V.	100%	AEGON International B.V.	Netherlands
Aegon THTF Life Insurance Co., Ltd.	50%	AEGON International B.V.	China
AEGON Treasury Investments B.V.	100%	Aegon Ltd.	Netherlands
AEGON UK Corporate Services Limited	100%	AEGON UK plc	United Kingdom
Aegon UK Investment Holdings Limited	100%	AEGON UK plc	United Kingdom
AEGON UK plc	100%	AEGON Europe Holding B.V.	United Kingdom
AEGON UK Property Fund Limited	100%	AEGON UK plc	United Kingdom
Aegon Upstream Energy Fund, LLC	100%	Aegon Energy Management, LLC	DE, USA
AEGON USA Asset Management Holding, LLC	100%	AUSA Holding, LLC	IA, USA
AEGON USA Investment Management, LLC	100%	AEGON USA Asset Management Holding, LLC	IA, USA
AEGON USA Real Estate Services, Inc.	100%	AEGON USA Realty Advisors, LLC	DE, USA
AEGON USA Realty Advisors of California, Inc.	100%	AEGON USA Realty Advisors, LLC	IA, USA
AEGON USA Realty Advisors, LLC	100%	AEGON USA Asset Management Holding, LLC	IA, USA
Aegon Workforce Housing Fund 2 Holding Company B, LLC	100%	Aegon Workforce Housing Fund 2, L.P	DE, USA
Aegon Workforce Housing Fund 2 Holding Company C, LLC	100%	Aegon Workforce Housing Fund 2, L.P	DE, USA
Aegon Workforce Housing Fund 2 Holding Company, LLC	100%	Aegon Workforce Housing Fund 2, L.P	DE, USA
Aegon Workforce Housing Fund 2, L.P	80%	Transamerica Life Insurance Company	DE, USA
Aegon Workforce Housing Fund 2, L.P	20%	Transamerica Financial Life Insurance Company	DE, USA
Aegon Workforce Housing Fund 3 Holding Company, LLC	100%	Aegon Workforce Housing Fund 3, L.P	DE, USA
Aegon Workforce Housing Fund 3, L.P	60%	Transamerica Life Insurance Company	DE, USA
Aegon Workforce Housing Fund 3, L.P	30%	Transamerica Life Insurance Company	DE, USA
Aegon Workforce Housing Fund 3, L.P	10%	Transamerica Financial Life Insurance Company	DE, USA
Aegon Workforce Housing JV 4A, LLC	44.50%	Aegon Workforce Housing Fund 2 Holding Company, LLC	DE, USA
Aegon Workforce Housing JV 4B, LLC	25%	Aegon Workforce Housing Fund 2 Holding Company, LLC	DE, USA
Aegon Workforce Housing JV 4C, LLC	10%	Aegon Workforce Housing Fund 2 Holding Company, LLC	DE, USA
Aegon Workforce Housing Park at Via Rosa REIT, LLC	100%	Aegon Workforce Housing Separate Account 1, LLC	IA, USA
Aegon Workforce Housing Separate Account 1, LLC	15.83%	Transamerica Life Insurance Company	IA, USA
Aegon Workforce Housing Separate Account 1, LLC	4.17%	Transamerica Life Insurance Company	IA, USA
Aegon Workforce Housing Separate Account 1, LLC	5%	Transamerica Financial Life Insurance Company	IA, USA
AEGON-INDUSTRIAL Capital Management (Shanghai) Co., Ltd.	100%	AEGON-INDUSTRIAL Fund Management Co., LTD.	China
AEGON-INDUSTRIAL Fund Management Co., LTD.	49%	AEGON International B.V.	China
AGT Hungary IT Service Korlátolt Felelősségű Társaság	100%	AEGON EDC Limited	Hungary
AHDF Manager I, LLC	100%	AEGON USA Realty Advisors, LLC	DE, USA
ALH Properties Eight LLC	100%	FGH USA LLC	DE, USA
ALH Properties Eleven LLC	100%	FGH USA LLC	DE, USA
ALH Properties Four LLC	100%	FGH USA LLC	DE, USA
ALH Properties Nine LLC	100%	FGH USA LLC	DE, USA

ALH Properties Seven LLC	100%	FGH USA LLC	DE, USA
ALH Properties Seventeen LLC	100%	FGH USA LLC	DE, USA
ALH Properties Sixteen LLC	100%	FGH USA LLC	DE, USA
ALH Properties Ten LLC	100%	FGH USA LLC	DE, USA
ALH Properties Twelve LLC	100%	FGH USA LLC	DE, USA
ALH Properties Two LLC	100%	FGH USA LLC	DE, USA
AMFETF Manager, LLC	100%	AEGON USA Realty Advisors, LLC	DE, USA
AMTAX Holdings 308 LLC	100%	TAHP Fund 2, LLC	OH, USA
AMTAX Holdings 388 LLC	100%	TAHP Fund 2, LLC	OH, USA
AMTAX Holdings 483 LLC	100%	TAHP Fund 1, LLC	OH, USA
AMTAX Holdings 559, LLC	100%	TAHP Fund 1, LLC	OH, USA
AMTAX Holdings 561 LLC	100%	TAHP Fund VII, LLC	OH, USA
AMTAX Holdings 588 LLC	100%	TAHP Fund 1, LLC	OH, USA
AMTAX Holdings 613 LLC	0.15%	Cupples State LIHTC Investors, LLC	OH, USA
AMTAX Holdings 613 LLC	99.85%	Garnet LIHTC Fund VII, LLC	OH, USA
AMTAX Holdings 639 LLC	100%	TAHP Fund 1, LLC	OH, USA
AMTAX Holdings 649 LLC	100%	TAHP Fund 1, LLC	OH, USA
AMTAX Holdings 672 LLC	100%	TAHP Fund 1, LLC	OH, USA
AMTAX Holdings 713 LLC	100%	TAHP Fund 2, LLC	OH, USA
Andrews Nominees Limited	100%	Cofunds Limited	United Kingdom
Apollo Housing Capital Arrowhead Gardens, L.L.C.	100%	Garnet LIHTC Fund XXXV, LLC	DE, USA
APOP III, LLC	9.84%	Transamerica Financial Life Insurance Company	DE, USA
APOP III, LLC	88.60%	Transamerica Life Insurance Company	DE, USA
ASR Nederland N.V.	29.99%	Aegon Ltd.	Bermuda
AUSA Holding, LLC	100%	Transamerica Corporation	MD, USA
AUSA Properties, Inc.	100%	AEGON USA Realty Advisors, LLC	IA, USA
AWHF2 General Partner, LLC	100%	AEGON USA Realty Advisors, LLC	DE, USA
AWHF2 Subsidiary Holding Company C, LLC	100%	Aegon Workforce Housing Fund 2 Holding Company C, LLC	DE, USA
AWHF3 General Partner, LLC	100%	AEGON USA Realty Advisors, LLC	DE, USA
AWHJV4 Manager, LLC	100%	AEGON USA Realty Advisors, LLC	DE, USA
AWHSA Manager 1, LLC	100%	AEGON USA Realty Advisors, LLC	IA, USA
Barfield Ranch Associates, LLC	50%	Mitigation Manager LLC	FL, USA
Carle Place Leasehold SPE, LLC	100%	Transamerica Financial Life Insurance Company	DE, USA
Cofunds Limited	100%	Aegon UK Investment Holdings Limited	United Kingdom
Cofunds Nominees Ltd	100%	Cofunds Limited	United Kingdom
Commonwealth General Corporation	100%	Transamerica Corporation	DE, USA
Coöperatieve AEGON Financieringsmaatschappij U.A.	1.51%	AEGON International B.V.	Netherlands
Coöperatieve AEGON Financieringsmaatschappij U.A.	98.49%	Aegon Ltd.	Netherlands
Cornerstone International Holdings Ltd.	100%	AEGON DMS Holding B.V.	United Kingdom
Creditor Resources, Inc.	100%	AUSA Holding, LLC	MI, USA
CRI Solutions, Inc.	100%	Creditor Resources, Inc.	MD, USA
Cupples State LIHTC Investors, LLC	22%	Transamerica Life Insurance Company	DE, USA
Cupples State LIHTC Investors, LLC	15%	Transamerica Life Insurance Company	DE, USA
Cupples State LIHTC Investors, LLC	63%	Transamerica Life Insurance Company	DE, USA
Dorset Nominees Limited	100%	Cofunds Limited	United Kingdom
Equitable AgriFinance, LLC	50%	AEGON USA Realty Advisors, LLC	DE, USA
Favela Promoção e Vendas Ltda.	100%	Mongeral AEGON Holding Ltda.	Brazil
FGH Realty Credit LLC	100%	FGH USA LLC	DE, USA
FGH USA LLC	100%	RCC North America LLC	DE, USA
Fifth FGP LLC	100%	FGH USA LLC	DE, USA
Financial Planning Services, Inc.	100%	Commonwealth General Corporation	D.C., USA
FINANCIERE DE L’ECHIQUIER	100%	La Banque Postale Asset Management	France
First FGP LLC	100%	FGH USA LLC	DE, USA
Fourth FGP LLC	100%	FGH USA LLC	DE, USA
Garnet Assurance Corporation	100%	Transamerica Life Insurance Company	KY, USA
Garnet Assurance Corporation II	100%	Commonwealth General Corporation	IA, USA
Garnet Assurance Corporation III	100%	Transamerica Life Insurance Company	IA, USA
Garnet Community Investments IX, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments V, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments VI, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments VII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments VIII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments X, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XI, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XL, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XLI, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XLII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XLIV, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XLIX, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XLV, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XLVI, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XLVII, LLC	100%	Transamerica Life Insurance Company	DE, USA

Garnet Community Investments XLVIII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XVIII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XX, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXIV, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXIX, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXV, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXVI, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXVII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXVIII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXXI, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXXII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXXIII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXXIV, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXXIX, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXXV, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXXVI, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXXVII, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments XXXVIII, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet Community Investments, LLC	100%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund IX, LLC	99.99%	Garnet Community Investments IX, LLC	DE, USA
Garnet LIHTC Fund IX, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund V, LLC	99.99%	Garnet Community Investments V, LLC	DE, USA
Garnet LIHTC Fund V, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund VI, LLC	99.99%	Garnet Community Investments VI, LLC	DE, USA
Garnet LIHTC Fund VI, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund VII, LLC	99.99%	Garnet Community Investments VII, LLC	DE, USA
Garnet LIHTC Fund VII, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund VIII, LLC	99.99%	Garnet Community Investments VIII, LLC	DE, USA
Garnet LIHTC Fund VIII, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund X, LLC	0.01%	Garnet Community Investments X, LLC	DE, USA
Garnet LIHTC Fund XI, LLC	99.99%	Garnet Community Investments XI, LLC	DE, USA
Garnet LIHTC Fund XI, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XII, LLC	0.01%	Garnet Community Investments XII, LLC	DE, USA
Garnet LIHTC Fund XII, LLC	73.39%	Garnet LIHTC Fund XII-A, LLC	DE, USA
Garnet LIHTC Fund XII, LLC	13.30%	Garnet LIHTC Fund XII-B, LLC	DE, USA
Garnet LIHTC Fund XII, LLC	13.30%	Garnet LIHTC Fund XII-C, LLC	DE, USA
Garnet LIHTC Fund XII-A, LLC	99.99%	Garnet Community Investments XII, LLC	DE, USA
Garnet LIHTC Fund XII-A, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XII-B, LLC	99.99%	Garnet Community Investments XII, LLC	DE, USA
Garnet LIHTC Fund XII-B, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XII-C, LLC	99.99%	Garnet Community Investments XII, LLC	DE, USA
Garnet LIHTC Fund XII-C, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XIII, LLC	0.01%	Garnet Community Investments, LLC	DE, USA
Garnet LIHTC Fund XIII, LLC	68.10%	Garnet LIHTC Fund XIII-A, LLC	DE, USA
Garnet LIHTC Fund XIII, LLC	31.89%	Garnet LIHTC Fund XIII-B, LLC	DE, USA
Garnet LIHTC Fund XIII-A, LLC	99.99%	Garnet Community Investments, LLC	DE, USA
Garnet LIHTC Fund XIII-A, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XIII-B, LLC	99.99%	Garnet Community Investments, LLC	DE, USA
Garnet LIHTC Fund XIII-B, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XIV, LLC	99.99%	Garnet Community Investments, LLC	DE, USA
Garnet LIHTC Fund XIV, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XIX, LLC	99.99%	Garnet Community Investments, LLC	DE, USA
Garnet LIHTC Fund XIX, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XL, LLC	0.01%	Garnet Community Investments XL, LLC	DE, USA
Garnet LIHTC Fund XLI, LLC	0.01%	Garnet Community Investments XLI, LLC	DE, USA
Garnet LIHTC Fund XLI, LLC	10%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XLII, LLC	0.01%	Garnet Community Investments XLII, LLC	DE, USA
Garnet LIHTC Fund XLIV-A, LLC	Other Manner of Control	Garnet Community Investments XLIV, LLC	DE, USA
Garnet LIHTC Fund XLIV-B, LLC	Other Manner of Control	Garnet Community Investments XLIV, LLC	DE, USA
Garnet LIHTC Fund XLVI, LLC	Other Manner of Control	Garnet Community Investments XLVI, LLC	DE, USA
Garnet LIHTC Fund XLVII, LLC	1%	Garnet Community Investments XLVII, LLC	DE, USA
Garnet LIHTC Fund XLVII, LLC	13.99%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XLVIII, LLC	0.01%	Garnet Community Investments XLVIII, LLC	DE, USA
Garnet LIHTC Fund XLVIII, LLC	75.18%	Transamerica Financial Life Insurance Company	DE, USA
Garnet LIHTC Fund XV, LLC	0.01%	Garnet Community Investments, LLC	DE, USA
Garnet LIHTC Fund XV, LLC	99.99%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XVI, LLC	0.01%	Garnet Community Investments, LLC	DE, USA
Garnet LIHTC Fund XVII, LLC	99.99%	Garnet Community Investments, LLC	DE, USA
Garnet LIHTC Fund XVII, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XVIII, LLC	0.01%	Garnet Community Investments XVIII, LLC	DE, USA
Garnet LIHTC Fund XX, LLC	100%	Garnet Community Investments, LLC	DE, USA

Garnet LIHTC Fund XXII, LLC	0.01%	Garnet Community Investments, LLC	DE, USA
Garnet LIHTC Fund XXIII, LLC	99.99%	Garnet Community Investments, LLC	DE, USA
Garnet LIHTC Fund XXIII, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XXIV, LLC	0.01%	Garnet Community Investments XXIV, LLC	DE, USA
Garnet LIHTC Fund XXIV, LLC	21.26%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XXIX, LLC	0.01%	Garnet Community Investments XXIX, LLC	DE, USA
Garnet LIHTC Fund XXV, LLC	0.01%	Garnet Community Investments XXV, LLC	DE, USA
Garnet LIHTC Fund XXV, LLC	1%	Garnet LIHTC Fund XXVIII, LLC	DE, USA
Garnet LIHTC Fund XXVI, LLC	0.01%	Garnet Community Investments XXVI, LLC	DE, USA
Garnet LIHTC Fund XXVII, LLC	0.01%	Garnet Community Investments XXVII, LLC	DE, USA
Garnet LIHTC Fund XXVII, LLC	16.71%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XXVIII, LLC	99.99%	Garnet Community Investments XXVIII, LLC	DE, USA
Garnet LIHTC Fund XXVIII, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XXXI, LLC	0.01%	Garnet Community Investments XXXI, LLC	DE, USA
Garnet LIHTC Fund XXXII, LLC	0.01%	Garnet Community Investments XXXII, LLC	DE, USA
Garnet LIHTC Fund XXXIII, LLC	0.01%	Garnet Community Investments XXXIII, LLC	DE, USA
Garnet LIHTC Fund XXXIV, LLC	99.99%	Garnet Community Investments XXXIV, LLC	DE, USA
Garnet LIHTC Fund XXXIV, LLC	0.01%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XXXIX, LLC	1%	Garnet Community Investments XXXIX, LLC	DE, USA
Garnet LIHTC Fund XXXV, LLC	0.01%	Garnet Community Investments XXXV, LLC	DE, USA
Garnet LIHTC Fund XXXVI, LLC	1%	Garnet Community Investments XXXVI, LLC	DE, USA
Garnet LIHTC Fund XXXVII, LLC	0.01%	Garnet Community Investments XXXVII, LLC	DE, USA
Garnet LIHTC Fund XXXVII, LLC	99.99%	Transamerica Life Insurance Company	DE, USA
Garnet LIHTC Fund XXXVIII, LLC	Other Manner of Control	Garnet Community Investments XXXVIII, LLC	DE, USA
GoBear (Philippines) Inc.	100%	Woodpecker Asia Tech PTE Ltd.	Philippines
GoBear (Vietnam) Co., Ltd.	100%	Woodpecker Asia Tech PTE Ltd.	Vietnam
Hague Reinsurance Management N.V.	100%	AEGON Digital Investments Holding B.V.	Netherlands
Horizons Acquisition 5, LLC	100%	PSL Acquisitions Operating, LLC	FL, USA
Horizons St. Lucie Development, LLC	100%	PSL Acquisitions Operating, LLC	FL, USA
Hubei Xinhuaxin Insurance Sales Company Limited	12.40%	AEGON International B.V.	China
Imani FE, L.P.	Other Manner of Control	TAH Imani Fe GP, LLC	CA, USA
Imani FE, L.P.	99.99%	Garnet LIHTC Fund XIV, LLC	CA, USA
Investors Warranty of America, LLC	100%	RCC North America LLC	IA, USA
Ironwood Re Corp.	100%	Commonwealth General Corporation	HI, USA
IZNES SAS	4.31%	La Banque Postale Asset Management	France
Kognita Lab S.A.	8.74%	Mongeral AEGON Holding Ltda.	Brazil
La Banque Postale Asset Management	25%	AEGON Asset Management Holding B.V.	France
La Banque Postale Asset Management	75%	La Banque Postale Asset Management	France
LBPAM Private Debt GP Lux SARL	100%	La Banque Postale Asset Management	Luxembourg
LCS Associates, LLC	100%	RCC North America LLC	DE, USA
Life Investors Alliance LLC	100%	Transamerica Life Insurance Company	DE, USA
LIHTC Fund 53, LLC	Other Manner of Control	Aegon Community Investments 53, LLC	DE, USA
LIHTC Fund 56, LLC	Other Manner of Control	Aegon Community Investments 56, LLC	DE, USA
LIHTC Fund 59, LLC	Other Manner of Control	Aegon Community Investments 56, LLC	DE, USA
LIHTC Fund XLIX, LLC	Other Manner of Control	Garnet Community Investments XLIX, LLC	DE, USA
LIHTC Fund XLV, LLC	Other Manner of Control	Garnet Community Investments XLV, LLC	DE, USA
LIICA Re II, Inc.	100%	Transamerica Life Insurance Company	VT, USA
Lochside Nominees Limited	100%	Cofunds Limited	United Kingdom
Longevity Services Consultoria e Serviços Ltda.	100%	Mongeral AEGON Holding Ltda.	Brazil
MAG Consultoria de Investimentos Ltda.	100%	Mongeral AEGON Holding Ltda.	Brazil
MAG Instituição de Pagamento Ltda.	100%	Mongeral Aegon Holding Financeira	Brazil
MAG Tanure Holding Participações S.A.	50%	Mongeral AEGON Holding Ltda.	Belo Horizonte, Minas Gerais
Minster Nominees Limited	100%	Cofunds Limited	United Kingdom
Mitigation Manager LLC	100%	RCC North America LLC	DE, USA
Momentum Group Limited	100%	Aegon UK Investment Holdings Limited	United Kingdom
Money Services, Inc.	100%	AUSA Holding, LLC	DE, USA
Mongeral Aegon Administração de Benefícios LTDA.	100%	Mongeral AEGON Holding Ltda.	Brazil
Mongeral Aegon Capitalização S.A.	100%	Mongeral AEGON Seguros e Previdência SA	Brazil
Mongeral Aegon Gestão de Fundos Imobiliários Ltda	20%	Mongeral AEGON Investimentos Ltda.	Brazil
Mongeral Aegon Holding Financeira	100%	Mongeral AEGON Holding Ltda.	Brazil
Mongeral AEGON Holding Ltda.	50%	AEGON Brazil Holding II B.V.	Brazil
Mongeral AEGON Investimentos Ltda.	100%	Mongeral AEGON Holding Ltda.	Brazil
Mongeral Aegon Renda Variavel Ltda	100%	Mongeral AEGON Investimentos Ltda.	Brazil
Mongeral AEGON Seguros e Previdência SA	50%	AEGON Brazil Holding B.V.	Brazil
Monumental General Administrators, Inc.	100%	AUSA Holding, LLC	MD, USA

MT ADMINISTRADORA E CORRETORA DE SEGUROS LTDA	90%	Mongeral AEGON Holding Ltda.	Brazil
Natural Resources Alternatives Portfolio 3, LLC	85%	Transamerica Life Insurance Company	DE, USA
Natural Resources Alternatives Portfolio 3, LLC	15%	Transamerica Financial Life Insurance Company	DE, USA
Natural Resources Alternatives Portfolio I, LLC	32%	Transamerica Life Insurance Company	DE, USA
Natural Resources Alternatives Portfolio I, LLC	64%	Transamerica Life Insurance Company	DE, USA
Natural Resources Alternatives Portfolio I, LLC	4%	Transamerica Financial Life Insurance Company	DE, USA
Natural Resources Alternatives Portfolio II, LLC	35%	Transamerica Life Insurance Company	DE, USA
Natural Resources Alternatives Portfolio II, LLC	60%	Transamerica Life Insurance Company	DE, USA
Natural Resources Alternatives Portfolio II, LLC	5%	Transamerica Financial Life Insurance Company	DE, USA
NEWCAST PROPERTY DEVELOPMENTS (ONE) LIMITED	100%	AEGON UK Property Fund Limited	United Kingdom
NEWCAST PROPERTY DEVELOPMENTS (TWO) LIMITED	100%	AEGON UK Property Fund Limited	United Kingdom
Nomagon Title Grandparent, LLC	100%	AEGON USA Asset Management Holding, LLC	DE, USA
Nomagon Title Holding 1, LLC	100%	Nomagon Title Parent, LLC	DE, USA
Nomagon Title Parent, LLC	100%	Nomagon Title Grandparent, LLC	DE, USA
North Westerly Holding B.V.	100%	AEGON Asset Management Holding B.V.	Netherlands
Origen Financial Services Limited	100%	Momentum Group Limited	United Kingdom
Origen Limited	100%	Momentum Group Limited	United Kingdom
Origen Trustee Services Limited	100%	Momentum Group Limited	United Kingdom
Osceola Mitigation Partners, LLC	50%	Mitigation Manager LLC	FL, USA
Pearl Holdings, Inc. I	100%	AEGON USA Asset Management Holding, LLC	DE, USA
Pearl Holdings, Inc. II	100%	AEGON USA Asset Management Holding, LLC	DE, USA
Pension Geeks Limited	100%	AEGON UK plc	United Kingdom
Peoples Benefit Services, LLC	100%	Transamerica Life Insurance Company	PA, USA
Phinance Spółka Akcyjna	44%	AEGON Growth Capital Fund I GP B.V.	Poland
Placer 400 Investors, LLC	50%	RCC North America LLC	CA, USA
PSL Acquisitions Operating, LLC	100%	RCC North America LLC	IA, USA
PT Futuready Insurance Broker	80%	AEGON DMS Holding B.V.	Indonesia
PT. Aegon Insights Indonesia	0.84%	Aegon Insights Limited	Indonesia
PT. Aegon Insights Indonesia	99.16%	AEGON DMS Holding B.V.	Indonesia
RCC North America LLC	100%	Transamerica Corporation	DE, USA
Real Estate Alternatives Portfolio 2, L.L.C.	2.25%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 2, L.L.C.	30.75%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 2, L.L.C.	22.25%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 2, L.L.C.	37.25%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 2, L.L.C.	7.50%	Transamerica Financial Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 3, L.L.C.	1%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 3, L.L.C.	25.60%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 3, L.L.C.	73.40%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 3A, Inc.	90.60%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 3A, Inc.	9.40%	Transamerica Financial Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 4 HR, LLC	32%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 4 HR, LLC	64%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 4 HR, LLC	4%	Transamerica Financial Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 4 MR, LLC	64%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 4 MR, LLC	32%	Transamerica Life Insurance Company	DE, USA
Real Estate Alternatives Portfolio 4 MR, LLC	4%	Transamerica Financial Life Insurance Company	DE, USA
River Ridge Insurance Company	100%	AEGON Management Company	VT, USA
Rock Springs Drive, LLC	98%	Investors Warranty of America, LLC	MD, USA
SANTANDER GENERALES SEGUROS Y REASEGUROS, S.A.	51%	AEGON España, S.A.U. de Seguros y Reaseguros	Spain
SANTANDER VIDA SEGUROS Y REASEGUROS, S.A.	51%	AEGON España, S.A.U. de Seguros y Reaseguros	Spain
Scottish Equitable (Managed Funds) Limited	Other Manner of Control	Scottish Equitable Holdings Limited	United Kingdom
Scottish Equitable (Managed Funds) Limited	100%	Scottish Equitable plc	United Kingdom
Scottish Equitable Holdings Limited	100%	AEGON UK plc	United Kingdom
Scottish Equitable plc	100%	Scottish Equitable Holdings Limited	United Kingdom
Scottish Equitable plc	Other Manner of Control	AEGON UK plc	United Kingdom
Second FGP LLC	100%	FGH USA LLC	DE, USA
Serenitas, S.L.U.	100%	Aegon Iberia Holding BV, Sucursal en España	Spain
Seventh FGP LLC	100%	FGH USA LLC	DE, USA
Sicoob Seguradora de Vida e Previdência S.A.	50%	Mongeral AEGON Seguros e Previdência SA	Brazil
Simple2u Seguros S.A.	100%	Mongeral AEGON Seguros e Previdência SA	Brazil
St. Lucie West Development Company, LLC	100%	PSL Acquisitions Operating, LLC	FL, USA
Stonebridge Benefit Services, Inc.	100%	Commonwealth General Corporation	DE, USA
TA Private Equity Assets, LLC	100%	Transamerica Life Insurance Company	DE, USA
TA-APOP I, LLC	100%	Transamerica Life Insurance Company	DE, USA
TA-APOP I-A, LLC	90%	Transamerica Life Insurance Company	DE, USA
TA-APOP I-A, LLC	10%	Transamerica Financial Life Insurance Company	DE, USA
TA-APOP II, LLC	73.19%	Transamerica Life Insurance Company	DE, USA
TA-APOP II, LLC	24.40%	Transamerica Financial Life Insurance Company	DE, USA

TABR Realty Services, LLC	100%	AUSA Holding, LLC	DE, USA
TAH Imani Fe GP, LLC	100%	Garnet Assurance Corporation	CA, USA
TAH Pentagon Funds, LLC	100%	Transamerica Affordable Housing, Inc.	IA, USA
TAHP Fund 1, LLC	100%	Garnet LIHTC Fund IX, LLC	DE, USA
TAHP Fund 2, LLC	100%	Garnet LIHTC Fund VIII, LLC	DE, USA
TAHP Fund VII, LLC	100%	Garnet LIHTC Fund XIX, LLC	DE, USA
TAH-Solar SLP, LLC	100%	Transamerica Affordable Housing, Inc.	IA, USA
Tenet Group Limited (Minority Shareholding)	23.27%	AEGON UK plc	United Kingdom
THH Acquisitions, LLC	100%	Transamerica Life Insurance Company	IA, USA
TLIC Oakbrook Reinsurance Inc.	100%	Transamerica Life Insurance Company	IA, USA
TLIC Watertree Reinsurance Inc.	100%	Transamerica Life Insurance Company	IA, USA
Tradition Development Company, LLC	100%	PSL Acquisitions Operating, LLC	FL, USA
Tradition Land Company, LLC	100%	RCC North America LLC	IA, USA
Transamerica (Bermuda) Services Center, Ltd.	100%	AEGON International B.V.	Bermuda
Transamerica Affordable Housing, Inc.	100%	TABR Realty Services, LLC	CA, USA
Transamerica Agency Network, LLC	100%	AUSA Holding, LLC	IA, USA
Transamerica Asset Holding, LLC	100%	AUSA Holding, LLC	DE, USA
Transamerica Asset Management, Inc.	23%	AUSA Holding, LLC	CO, USA
Transamerica Asset Management, Inc.	77%	Transamerica Life Insurance Company	CO, USA
Transamerica Bermuda Re, Ltd.	100%	Transamerica Life Insurance Company	Bermuda
Transamerica Capital, LLC	100%	AUSA Holding, LLC	CO, USA
Transamerica Casualty Insurance Company	100%	Transamerica Corporation	IA, USA
Transamerica Corporation	100%	AEGON International B.V.	DE, USA
Transamerica Corporation	100%	Transamerica Corporation	OR, USA
Transamerica Direct Marketing Asia Pacific Pty. Ltd.	100%	AEGON DMS Holding B.V.	Australia
Transamerica Direct Marketing Consultants Private Limited	100%	AEGON DMS Holding B.V.	India
Transamerica Finance Corporation	100%	Transamerica Corporation	DE, USA
Transamerica Financial Advisors, LLC	100%	AUSA Holding, LLC	DE, USA
Transamerica Financial Life Insurance Company	100%	Transamerica Corporation	NY, USA
Transamerica Fund Services, Inc.	55.87%	AUSA Holding, LLC	CO, USA
Transamerica Fund Services, Inc.	44.13%	Transamerica Life Insurance Company	CO, USA
Transamerica Health Savings Solutions, LLC	100%	Transamerica Retirement Solutions, LLC	DE, USA
Transamerica Insurance Marketing Asia Pacific Pty. Ltd.	100%	Transamerica Direct Marketing Asia Pacific Pty. Ltd.	Australia
Transamerica International Direct Marketing Consultants, LLC	49%	AEGON Direct Marketing Services, Inc.	MD, USA
Transamerica Investors Securities, LLC	100%	Transamerica Retirement Solutions, LLC	DE, USA
Transamerica Life (Bermuda) Ltd.	100%	Transamerica Life Insurance Company	Bermuda
Transamerica Life Insurance Company	100%	Commonwealth General Corporation	IA, USA
Transamerica Life International (Bermuda) Ltd	100%	AEGON International B.V.	Bermuda
Transamerica Pacific Re, Inc.	100%	Transamerica Life Insurance Company	VT, USA
Transamerica Pyramid Properties, LLC	100%	Transamerica Life Insurance Company	DE, USA
Transamerica Resources, Inc.	100%	Monumental General Administrators, Inc.	MD, USA
Transamerica Retirement Advisors, LLC	100%	Transamerica Retirement Solutions, LLC	DE, USA
Transamerica Retirement Insurance Agency, LLC	100%	Transamerica Retirement Solutions, LLC	DE, USA
Transamerica Retirement Solutions, LLC	100%	AUSA Holding, LLC	DE, USA
Transamerica Stable Value Solutions Inc.	100%	Commonwealth General Corporation	DE, USA
Transamerica Travel and Conference Services, LLC	100%	Money Services, Inc.	IA, USA
Transamerica Trust Company	100%	AUSA Holding, LLC	IA, USA
Transamerica Ventures Fund II, LLC	100%	AUSA Holding, LLC	DE, USA
ULI Funding, LLC	100%	AUSA Holding, LLC	IA, USA
United Financial Services, Inc.	100%	Transamerica Corporation	MD, USA
WFG Insurance Agency of Puerto Rico, Inc.	100%	World Financial Group Insurance Agency, LLC	Puerto Rico
WFG Properties Holdings, LLC	100%	World Financial Group, Inc.	GA, USA
WFG Securities Inc.	100%	World Financial Group Holding Company of Canada Inc.	Canada
Winsocial Administradora de Benefícios Ltda.	50.00%	AEGON Brazil Holding II B.V.	Brazil
Woodpecker Asia Holding I B.V.	100%	Woodpecker Holding B.V.	Netherlands
Woodpecker Asia Holding II B.V.	100%	Woodpecker Holding B.V.	Netherlands
Woodpecker Asia Tech PTE Ltd.	100%	Woodpecker Holding B.V.	Singapore
Woodpecker Holding B.V.	50.00%	AEGON International B.V.	Netherlands
World Financial Group Holding Company of Canada Inc.	100%	Commonwealth General Corporation	Canada
World Financial Group Insurance Agency of Canada Inc.	100%	World Financial Group Holding Company of Canada Inc.	Canada
World Financial Group Insurance Agency of Hawaii, Inc.	100%	World Financial Group Insurance Agency, LLC	HI, USA
World Financial Group Insurance Agency of Massachusetts, Inc	100%	World Financial Group Insurance Agency, LLC	MA, USA
World Financial Group Insurance Agency of Wyoming, Inc.	100%	World Financial Group Insurance Agency, LLC	WY, USA
World Financial Group Insurance Agency, LLC	100%	AUSA Holding, LLC	CA, USA
World Financial Group, Inc.	100%	Transamerica Asset Holding, LLC	DE, USA
Yarra Rapids, LLC	49.00%	Real Estate Alternatives Portfolio 4 MR, LLC	DE, USA
Zahorik Company, Inc.	100%	AUSA Holding, LLC	CA, USA
Zero Beta Fund, LLC	50.14%	Transamerica Life Insurance Company	DE, USA
Zero Beta Fund, LLC	33.28%	Transamerica Life Insurance Company	DE, USA
Zero Beta Fund, LLC	16.58%	Transamerica Financial Life Insurance Company	DE, USA

Item 30. Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)

Transamerica Capital, LLC serves as the principal underwriter for the Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Variable Life Separate Account II, Retirement Builder Variable Annuity Account, Separate Account Fund B, Separate Account Fund C, Separate Account VA AA, Separate Account VA B, Separate Account VA BB, Separate Account VA CC, Separate Account VA DD, Separate Account VA FF, Separate Account VA HH, Separate Account VA Q, Separate Account VA U, Separate Account VA V, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account VL, Separate Account VL E, Separate Account VUL-A, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Variable Life Account A, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, and WRL Series Life Corporate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, LLC serves as principal underwriter for ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, ML of New York Variable Life Separate Account II, Separate Account VA BNY, Separate Account VA QNY, Separate Account VA-2LNY, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Separate Account B, TFLIC Separate Account C, TFLIC Separate Account VNY, TFLIC Pooled Account No. 44, TFLIC Series Annuity Account, TFLIC Series Life Account, and Transamerica Variable Funds. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, LLC also serves as principal underwriter for Transamerica Series Trust and Transamerica Funds.

(b) Directors and Officers of Transamerica Capital, LLC:

Name	Principal Business Address	Position and Offices with Underwriter
Brian Beitzel	(2)	Manager, Treasurer and Chief Financial Officer
Rob Carney	(3)	Manager, Chairman of the Board, Chief Executive Officer and President
Doug Hellerman	(3)	Vice President and Chief Compliance Officer
Timothy Ackerman	(3)	Manager and Vice President
Mark Halloran	(3)	Manager
Jennifer Pearce	(3)	Vice President
Daniel Goodman	(1)	Secretary
David Cheung	(3)	Assistant Secretary

(1) 100 Light Street, Floor B1, Baltimore, MD 21202

(2) 6400 C Street SW, Cedar Rapids, IA 52499-0001

(3) 1801 California Street, Suite 5200, Denver, CO 80202

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, LLC	$477,988	$0	$0	$0

(1) Fiscal Year 2024

Item 32. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 6400 C Street SW, Cedar Rapids, Iowa 52499.

Item 33. Management Services.

All management service policies, if any, are discussed in Part A or Part B.

Item 34. Undertakings

The Depositor hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Brooksville and State of Florida, on October 28, 2025.

SEPARATE ACCOUNT VA B
Registrant

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Jamie Ohl
Director and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on October 28, 2025.

Signatures	Title

*	Director and President (Principal Executive Officer)
Jamie Ohl

*	Director, Senior Vice President, Financial Assets and Chairman of the Board (Principal Accounting Officer)
Bonnie T. Gerst

*	Director and Chief Corporate Affairs Officer
Maurice Perkins

*	Director, Secretary, General Counsel and Senior Vice President
Andrew S. Williams

*	Director, Chief Financial Officer, Executive Vice President and Treasurer (Principal Financial Officer)
Matt Keppler

*	Director, Chief Strategy & Development Officer and Senior Vice President
Chris Giovanni

/s/ Brian Stallworth*	Assistant Secretary
Brian Stallworth

*By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.